Cover	Aug. 01, 2022
Cover [Abstract]
Entity Registrant Name	Pharmagreen Biotech Inc.
Entity Central Index Key	0001435181
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 01, 2022
Entity File Number	333-151350
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-1679929
Entity Address Address Line 1	2987 Blackbear Court
Entity Address City Or Town	Coquitlam
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V3E 3A2
City Area Code	702
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	803-9404